Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	Community Capital Trust
Central Index Key	dei_EntityCentralIndexKey	0001078195
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 19, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 20, 2017
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
CCM Alternative Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Summary Text Block	cct_ProspectusSummaryTextBlock

COMMUNITY CAPITAL TRUST

CCM Alternative Income Fund

(the “Fund”)

Supplement dated January 19, 2017

to the

Prospectus

dated October 1, 2016

The Board of Trustees of Community Capital Trust has approved changes to the Fund’s investment objective as described below.  These changes are effective on March 20, 2017 (“Effective Date”).

1.	As of the Effective Date, the disclosure describing the investment objective of the Fund on the front cover page of the Prospectus is hereby superseded and replaced with the following:

The Fund’s investment objective is to seek to provide (1) a high level of current income consistent with the preservation of capital and (2) reduced correlation to conventional stock and bond markets while considering environmental, social and governance (ESG) factors.

2.	As of the Effective Date, the section entitled “Fund Summary – Investment Objective” on page 1 of the Prospectus is superseded and replaced with the following:

The Fund’s investment objective is to seek to provide (1) a high level of current income consistent with the preservation of capital and (2) reduced correlation to conventional stock and bond markets while considering environmental, social and governance (ESG) factors.

3.	As of the Effective Date, the following is added to the section entitled “Fund Summary – Principal Risks” beginning on page 4 of the Prospectus:

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the environmental, social and governance factors that the Fund applies in analyzing the portfolio composition of the Fund. The Fund considers ESG standings of its holdings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings.  ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all of the securities in the portfolio of the Fund will have a high ESG standing.

4.	As of the Effective Date, the section entitled “Additional Information About the Fund – Investment Objective” on page 12 of the Prospectus is hereby superseded and replaced with the following:

The Fund’s investment objective is to seek to provide (1) a high level of current income consistent with the preservation of capital and (2) reduced correlation to conventional stock and bond markets while considering environmental, social and governance (ESG) factors. The Fund’s investment objective may be changed by the Board of Trustees of the Trust upon 60 days’ written notice to shareholders.

5.	As of the Effective Date, the following is added to the section entitled “Additional Information About the Fund – Other Investment Strategies and Risks” beginning on page 12 of the Prospectus:

ESG Investment Risk: The Fund considers ESG standings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings. The Advisor relies on various sources of information regarding an issuer, including information that may be based on assumptions and estimates. Neither the Fund nor the Advisor can offer assurances that the sources of information will provide an accurate assessment of the issuers of the securities selected.  ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all of the securities in the portfolio of the Fund will have a high ESG standing.

Please keep this Prospectus Supplement with your records.